Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 307,304	$ 549,100
Short-term investment	30,021	30,017
Accounts receivable, net	108,043	234,518
Costs and estimated earnings in excess of billings on uncompleted contracts	24,266	33,349
Prepaid expenses	388,218	124,720
Inventory		9,445
Total current assets	857,852	981,149
Equipment, net	4,869	5,559
Goodwill	4,162,173	4,162,173
Intangible assets, net	3,470,195	3,587,250
Totals	8,495,089	8,736,131
Current liabilities:
Accounts payable and accrued expenses	543,499	350,772
Billings in excess of costs and estimated earnings on uncompleted contracts	37,823	48,478
Deferred revenue	116,754	72,788
Conversion option liabilities	288,134	384,461
Total current liabilities	986,210	856,499
Convertible debentures, net of discounts	2,611,531	2,446,337
Total liabilities	3,597,741	3,302,836
Commitments and contingencies
Stockholders' equity:
Preferred stock, value	1,801,670	1,801,670
Common stock, value	1,639	1,639
Additional paid-in capital	5,090,945	4,936,562
Accumulated deficit	(1,996,906)	(1,306,576)
Total stockholders' equity	4,897,348	5,433,295
Totals	8,495,089	8,736,131
Successor
Current assets:
Cash and cash equivalents	$ 307,304	549,100
Short-term investment		30,017
Accounts receivable, net		234,518
Costs and estimated earnings in excess of billings on uncompleted contracts		33,349
Prepaid expenses		124,720
Inventory		9,445
Total current assets		981,149
Equipment, net		5,559
Security deposit
Goodwill		4,162,173
Intangible assets, net		3,587,250
Totals		8,736,131
Current liabilities:
Accounts payable and accrued expenses		350,772
Billings in excess of costs and estimated earnings on uncompleted contracts		48,478
Deferred revenue		72,788
Conversion option liabilities		384,461
Accounts payable and accrued expenses - subject to compromise
Accrued interest, related party - subject to compromise
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise
Related party notes payable - secured claim
Convertible debentures, net of discounts of $393,169 - secured claim
Total current liabilities		856,499
Convertible debentures, net of discounts		2,446,337
Debtor in possession financing
Total liabilities		3,302,836
Commitments and contingencies
Stockholders' equity:
Preferred stock, value		1,801,670
Common stock, value		1,638
Additional paid-in capital		4,936,563
Accumulated deficit		(1,306,576)
Total stockholders' equity		5,433,295
Totals		$ 8,736,131
Predecessor
Current assets:
Cash and cash equivalents			$ 466,997
Short-term investment			30,003
Accounts receivable, net			86,035
Costs and estimated earnings in excess of billings on uncompleted contracts
Prepaid expenses
Inventory			158,181
Total current assets			741,216
Equipment, net			7,229
Security deposit			3,900
Goodwill
Intangible assets, net
Totals			752,345
Current liabilities:
Accounts payable and accrued expenses			41,163
Billings in excess of costs and estimated earnings on uncompleted contracts			28,024
Deferred revenue			170,530
Conversion option liabilities
Accounts payable and accrued expenses - subject to compromise			120,325
Accrued interest, related party - subject to compromise			43,301
Accrued interest			173,147
Related party accounts payable and accrued expenses- subject to compromise			370,151
Related party notes payable - secured claim			73,500
Convertible debentures, net of discounts of $393,169 - secured claim			5,011,841
Total current liabilities			6,031,982
Convertible debentures, net of discounts
Debtor in possession financing			600,000
Total liabilities			6,631,982
Commitments and contingencies
Stockholders' equity:
Preferred stock, value
Common stock, value			429,189
Additional paid-in capital			7,171,683
Accumulated deficit			(13,480,509)
Total stockholders' equity			(5,879,637)
Totals			$ 752,345